Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stock-Based Compensation
Stock-based Compensation

10.Stock-Based Compensation

The Company currently has one equity-based compensation plan, the 2015 Stock Option Plan (the 2015 Plan) from which stock-based compensation awards can be granted to employees, consultants, and non- executive directors. The 2015 Plan provides for awards in the form of service-based incentive stock options.

A summary of stock option awards outstanding as of June 30, 2021 and changes during the six months then ended is as follows:

		Weighted Average
	Number of Units	Exercise Price
Outstanding at January 1, 2021	7,478,736	$0.68
Granted	3,020,500	6.09
Exercised	(1,723,319)	0.64
Forfeited	(368,462)	0.86
Outstanding at June 30, 2021	8,407,455	$2.61

10.Stock-Based Compensation (continued)

Stock-Based Compensation Valuation and Expense

The Company accounts for stock options under the fair value method which requires the Company to estimate the grant-date fair value of its stock-based awards and amortize this value to compensation expense over the requisite service period. The Company uses the Black-Scholes-Merton model to estimate the value of such awards granted to its employees, consultants, and non-executive directors. Within this model, expected volatility is based upon the historical volatility of a peer group for a period equal to the expected term, as the Company does not have adequate history to calculate its own volatility. The Company believes the expected volatility will approximate the historical volatility of the peer group. The Company does not currently anticipate paying dividends. The expected term represents the period in which the grants are expected to be outstanding. The risk- free interest rate is based on the United States Treasury yield curve in effect at the time of the grant. Due to the absence of an active market for the Company’s common stock, the fair value of the Company’s common stock for purposes of determining the common stock price for stock option grants was determined by the Company’s Board of Directors.

Stock-based compensation expense is recognized net of forfeitures such that expense is recognized only for those stock-based awards that are expected to vest. If forfeitures during the period are greater than expenses recognized, net stock-based compensation expense can be negative.

Total stock-based compensation expense was classified in the statements of operations for the three and six months ended June 30, 2021 and 2020 as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Cost of revenues	162,205	(4,464)	217,052	(74,439)
Selling, general and administrative	527,289	(131,502)	698,065	(29,113)
Total stock-based compensation expense	689,494	(135,966)	915,117	(103,552)

15.         Stock-based Compensation

Effective September 8, 2015, the Company established the 2015 Stock Option Plan (the 2015 Plan). The 2015 Plan authorizes the granting of options to purchase up to 11,708,001 shares of common stock to officers, employees and Board of Directors of the Company. As of December 31, 2020 and 2019, the 2015 Plan has issued 8,246,052 and 5,750,504 options to purchase shares of common stock of which 767,316 and 602,430 have been exercised and 7,478,736 and 5,148,074 remain outstanding.

Granted options typically vest at 25% per year and become exercisable after one year of service after the date of issuance, with equal and successive vesting for the next 36 months, as long as the employee provides service to the Company, as defined.

Due to the absence of an active market for the Company’s common stock, the fair value of the Company’s common stock for purposes of determining the common stock price for stock option grants was determined by the Company’s Board of Directors, the members of which have extensive business, financial and investment experience. The Company’s Board of Directors sets the exercise price of stock options at least equal to the fair value of the Company’s common stock on the date of grant.

The Company’s Board of Directors exercised judgment while considering numerous objective and subjective factors in order to determine the fair market value on each date of grant in accordance with the guidance in the American Institute of Certified Public Accountants Technical Practice Aid entitled, Valuation of Privately-Held-Company Equity Securities Issued as Compensation, or the AICPA Practice Aid, including the receipt of a valuation prepared by an independent third party with extensive experience valuing common stock of privately held companies. The exercise price of the unit is determined by the Board but shall not be less than 100% of the fair market value on the date of grant. For purposes of this limitation, the shares of common stock underlying any awards that are forfeited, canceled, withheld upon exercise of an option or settlement of an award to cover the exercise price or tax withholding, reacquired by the Company prior to vesting, satisfied without the issuance of common units, or otherwise terminated other than by exercise will be added back to the shares of common stock available for issuance under the 2015 Plan. The units available for issuance under the 2015 Plan may be authorized but may be unissued common units or common units reacquired by the Company. No award may be granted under the plan upon the earlier of the tenth anniversary of the date the plan is adopted by the Board, the date on which all units available for issuance under the plan shall have been issued as vested units, or the termination of all outstanding awards under the plan in connection with a change in control.

15.         Stock-based Compensation (continued)

The following table summarizes the stock option activity for the years ended December 31, 2020 and 2019:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Units	Exercise Price	Term (Years)	Value
Outstanding as of January 1, 2019	4,823,893	$1.20	8.71
Granted	1,654,000	0.82	—
Exercised	(122,560)	0.33	—
Forfeited	(1,207,259)	1.33	—
Outstanding as of January 1, 2020	5,148,074	$1.10	8.22
Granted	4,704,932	0.52	—
Exercised	(164,886)	(0.80)	—
Forfeited	(2,209,384)	(1.26)	—
Outstanding at December 31, 2020	7,478,736	$0.68	8.35	$6,058,137
Exercisable at December 31, 2020	3,142,881	$0.81	7.30	$2,173,188

The total intrinsic value of options exercised was approximately $115,201 and $55,056 in 2020 and 2019, respectively. The Company recognized stock-based compensation expense of $122,032 and $392,566 during the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, total unrecognized compensation cost related to unvested stock options was approximately $1,046,844 and $1,142,965, respectively, which is expected to be recognized over a weighted average period of 2.87 and 2.51 years, based on the original date of service of each specific grant holder.

Total stock-based compensation expense was classified in the statements of operations for the years ended December 31, 2020 and 2019 as follows:

	2020	2019
Cost of revenues	$(64,919)	$65,096
Selling, general and administrative	186,950	327,470
Total stock-based compensation expense	$122,032	$392,566

The Company received cash of approximately $131,802 and $39,863 in 2020 and 2019, respectively, from options exercised.

Other information about the Company’s stock options for the years ending December 31, 2020 and 2019 was as follows:

	2020	2019
Total grant date fair value of stock options vested	$533,089	$643,425

15.         Stock-based Compensation (continued)

The following table summarizes the assumptions used in valuing the stock options for the year ended December 31, 2020 and 2019:

	2020	2019
Expected term	6.25 years	2.25 years – 6.25 years
Weighted-average grant date fair value per stock option granted	$0.23	$0.28
Risk-free interest rate	0.4% – 1.4%	1.1% – 3.0%
Expected volatility	43.5% – 46.4%	32.3% – 37.9%
Dividend yield	0%	0%

The expected term of the stock options represents the average period the stock options are expected to remain outstanding. The Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. Therefore, the expected term of options granted is derived from the average midpoint between the weighted-average vesting and the contractual term, also known as the simplified method. The risk-free interest rate was the rate at the date of grant for a zero-coupon U.S. Treasury bond with a term that approximated the expected term of the stock option.

As the Company does not have sufficient historical data to calculate the historical volatility of its stock, the expected volatility is derived from the historical volatilities of a selected peer group for a period that is equal to the expected term.

The Company does not have a history of paying regular dividends and does not expect to pay regular cash dividends for the foreseeable future.